Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
Limited partners, units outstanding	181,345.3268	159,942.5316
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
Limited partners, units outstanding	20,671.4907	21,012.8097
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
Limited partners, units outstanding	36,885.1442	40,189.9735
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	57,790,260	41,272,197
Cash denominated in foreign currencies, cost	4,037,140	606,954
Investments in U.S Treasury notes, amortized cost	252,630,704	344,350,425
Cash denominated in foreign currencies, cost	(527,192)	(1,614,489)